Stockholders’ Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Narrative (Details)									1 Months Ended	2 Months Ended		12 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) vote $ / shares shares	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024 USD ($) aircraft $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	May 10, 2024 shares	Mar. 04, 2024 USD ($) vote $ / shares shares
Capital Unit [Line Items]
Total number of shares authorized (in shares)							325,000,000							325,000,000
Preferred stock, shares authorized (in shares)												25,000,000
Preferred stock, par value (in dollars per share) | $ / shares												$ 0.0001
Right to purchase an amount of shares of outstanding common stock, percentage																1.5
Exercise price (in dollars per share) | $ / shares							$ 11.50							$ 11.50		$ 0.01
Net gain (loss) attributable to noncontrolling interests | $						$ (92,000)						$ (7,037,000)	$ (8,983,000)	$ (8,891,000)
Exchange of ownership interest, number of aircrafts and related entities | aircraft												11
Total ownership after exchange of ownership interest												1
Gain (loss) on exchange of ownership interest | $												$ 0
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							7,066,668							7,066,668	2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							4,333,333							4,333,333
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)															4,333,333
Private Placement
Capital Unit [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $	$ 5,100,000	$ 20,400,000
Series A and Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares issued (in shares)												50,510
Preferred stock, shares outstanding (in shares)												50,510
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)					25,000	25,000						25,000	25,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)					25,000	25,000						25,000	25,000
Preferred stock, shares outstanding (in shares)					25,000	25,000						25,000	25,000
Number of non-convertible redeemable preferred stock shares available (in shares)																25,000
Accretion of dividends payable | $												$ 2,097,000
Dividends per share (in dollars per share) | $ / shares												$ 83.88
Amortization of discount on Series A Preferred temporary equity | $												$ 1,162,000
Series A Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																$ 0.0001
Initial stated value | $																$ 1,000
Number of votes per share of preferred stock | vote																1
Minimum percentage of cash dividends declared on third dividend payment date																0.43
Percentage of cash dividends on each subsequent dividend payment date																1
Series A Preferred Stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate																0.1000
Series A Preferred Stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate																0.1200
Series A Preferred Stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate																0.1400
Series A Preferred Stock | Private Placement | Anniversary Period 4
Capital Unit [Line Items]
Dividend rate																0.1600
Series B Preferred stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)					25,510	25,510						25,510	25,510
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)					25,510	25,510						25,510	25,510
Preferred stock, shares outstanding (in shares)					25,510	25,510						25,510	25,510
Amortization of discount on Series A Preferred temporary equity | $												$ 314,000
Exercise price (in dollars per share) | $ / shares												$ 0.01
Series B Preferred stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)		25,510
Initial stated value | $		$ 1,000
Number of votes per share of preferred stock | vote		1
Percentage of cash dividends on each subsequent dividend payment date		1
Class A Common Stock issuable upon exercise of warrants (in shares)		20,408
Number of non-convertible redeemable preferred stock shares available (in shares)	5,102
Warrants unissued (in shares)	1,000,000
Conversion price (in dollars per share) | $ / shares		$ 5.00
Series B Preferred stock | Private Placement | Forecast
Capital Unit [Line Items]
Minimum percentage of cash dividends declared on dividend payment date									0.50	1	0.50	0.50
Series B Preferred stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate		0.1200
Series B Preferred stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate		0.1600
Series B Preferred stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate		0.2000
Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)					16,647,529	16,647,529						18,199,586	16,647,529
Common stock, issued (in shares)					16,647,529	16,647,529						18,199,586	16,647,529
Common stock, shares authorized (in shares)					200,000,000	200,000,000						200,000,000	200,000,000
Number of shares of common stock issued for each common unit redeemed (in shares)												1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)					16,647,529	16,647,529						18,199,586	16,647,529
Stock issued for services (in shares)			73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $				$ 18,000			$ 800,000							$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)				75,000	75,000			75,000
Stock sold, consideration received | $								$ 818,000
Exercise price (in dollars per share) | $ / shares								$ 10.90
Common Class A | Private Placement
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)		5,000,000
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)															59,930,000
Common Stock | Private Placement
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)		4,000,000
Common Class B
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001						$ 0.0001	$ 0.0001
Common stock, outstanding (in shares)					59,930,000	59,930,000						59,930,000	59,930,000
Common stock, issued (in shares)					59,930,000	59,930,000						59,930,000	59,930,000
Common stock, shares authorized (in shares)					100,000,000	100,000,000						100,000,000	100,000,000
Number of shares of common stock cancelled for each common unit redeemed (in shares)												1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)					59,930,000	59,930,000						59,930,000	59,930,000
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)												1,400